Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net income for the year	R$ 402,649	R$ 2,167,698	R$ 13,595,621
Adjustments to reconcile net income (loss) to net cash provided by operations:
Accrued charges on borrowings and financing	3,481,514	2,459,769	2,053,547
Charges on loans and financing granted	(182,759)	(152,484)	(61,632)
Depreciation/ depletion / amortization	3,379,141	2,877,656	2,218,192
Equity earnings of affiliated companies	(351,131)	(237,917)	(182,504)
Charges on lease liabilities	82,521	69,510	62,470
Deferred income tax and social contribution	(403,544)	420,773	759,355
Provision for tax, social security, labor and civil risks	(139,871)	92,263	(61,404)
Monetary variations and exchange differences	882,201	(105,919)	1,039,420
Additions(reversals) of PP&E provisions for losses, net of write-offs	158,140	(24,914)	74,260
Provision (Reversal) for consumption and services	(64,813)	25,273	41,450
Investment impairment reversal		(387,989)
Provision for environmental liabilities and decommissioning of assets	81,148	(6,899)	92,406
Financial investments - shares – Fair value through profit or loss (VJR)	(292,346)	1,293,784	11,293
Receivables by indemnity		(422,254)	(17,713)
Net gains on the sale of the shares of Usiminas			(505,844)
Net gains on the sale of the shares of CSN Mineração			(2,472,497)
Net gain from sale of equity interest	(92,438)
Dividends of USIMINAS	(52,516)	(113,697)	(196,838)
Other provisions	106,418	(6,267)	(18,369)
Total Adjustments to reconcile net income (loss) to net cash provide by operation	6,994,314	7,948,386	16,431,213
Changes in assets and liabilities
Trade receivables - third parties	225,997	(1,331,126)	1,233,727
Trade receivables - related parties	12,512	(72,187)	(23,220)
Inventories	1,303,288	(734,991)	(6,352,079)
Receivables from related parties/Dividends	124,452	176,447	206,475
Recoverable taxes	(1,098,739)	(278,370)	(65,161)
Judicial deposits	41,782	(39,277)	(14,688)
Compulsory loan received		370,000
Trade payables	1,159,629	(479,693)	1,173,033
Trade payables – forfaiting	(1,499,635)	1,269,102	3,816,106
Payroll and related taxes	48,200	31,894	46,653
Taxes in installments	(214,330)	(2,505,758)	1,221,191
Payables to related parties	(70,659)	21,115	(28,909)
Advance from customer	4,844,361	(863,370)	(697,137)
Advance from electric energy contracts		642,240
Interest paid	(3,428,721)	(2,315,586)	(2,137,782)
Cash flow hedge accounting paid	(962,651)	64,436	(12,573)
Other	(187,192)	139,531	(3,586)
Increase (Decrease) in assets and liabilities	298,294	(5,905,593)	(1,637,950)
Net cash generated by operating activities	7,292,608	2,042,793	14,793,263
Investments / AFAC / Acquisitions of Shares	(338,568)	(662,761)	(296,357)
Purchase of property, plant and equipment, intangible assets and investment property	(4,408,119)	(3,352,210)	(2,864,707)
Loans granted to related parties	(101,912)	(119,536)	(123,656)
Loans received from related parties	8,032
Financial investment, net of redeemed amount	136,678	21,568	1,504,770
Net cash received from sale of CSN Mineração's shares			3,164,612
Cash received from acquisition of investment in Elizabeth's			54,768
Deposit in guarantee for the acquisition of LafargeHolcim			(263,750)
Price paid in aquisition of Cimentos Elizabeth's			(727,752)
Cash received from Acquisition of investments Metalgráfica		569
Acquisition of Topázio Energética, Santa Ana and Brasil Central		(466,153)
Cash received from Acquisition of investments in Topázio Energética and Santa Ana		5,095
Acquisition of CSN Cimentos Brasil		(4,770,354)
Cash received in the acquisition of CSN Cimentos Brasil		496,445
Price paid in acquisition of CEEE-G		(928,000)
Cash received in the acquisition of CEEE-G		661,864
Price paid in acquisition of Energética Chapecó		(358,634)
Cash received from Acquisition of investments Chapecó		41,693
Price paid in acquisition of concession rights		(2,024,118)
Receipt of sale of corporate interest	114,763
Net cash used in (generated by) investment activities	(4,589,126)	(11,454,532)	447,928
Borrowings and financing raised	15,638,624	20,187,894	12,845,544
Cost of borrowing	(201,917)	(334,709)	(162,852)
Payment of borrowings	(9,892,344)	(10,782,858)	(17,639,178)
Amortization of leases	(239,909)	(155,995)	(114,303)
Payment of dividends and interests on shareholder’s equity	(3,980,871)	(3,756,738)	(3,290,544)
Issuance of new CSN Mineração's shares			1,347,862
Share repurchase		(410,568)	(1,516,388)
Net cash used in (generated by) financing activities	1,323,583	4,747,026	(8,529,859)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	27,797	9,589	(9,438)
Increase (decrease) in cash and cash equivalents	4,054,862	(4,655,124)	6,701,894
Cash and cash equivalents at the beginning of the year	11,991,356	16,646,480	9,944,586
Cash and cash equivalents at the end of the year	16,046,218	11,991,356	16,646,480
Balances on December 31, 2022	21,816,044	23,374,389	11,251,505
Capital transactions with shareholders	(3,476,969)	(3,640,706)	(2,436,535)
Approval of additional dividends at the AGM held on 04/30/2023	(2,332,103)
Approval of interim dividends in RCA carried out on 11/13/2023	(985,000)
Proposed capital increase			294,900
Treasury shares acquired		(396,818)	(878,666)
Dividends		(2,431,514)	(3,252,566)
Interest on equity	(144,694)	(855,788)	(352,848)
Others	(6,923)	780
Net gain of transaction primary and secondary distribution shares of CSN Mineração			1,752,645
(Loss)/gain on the percentage change in investments	(8,249)	42,634
Total comprehensive income	1,345,607	2,082,361	14,559,419
Net income for the year	402,649	2,167,698	13,595,621
Other comprehensive income	942,958	(85,337)	963,798
Cumulative translation adjustments for the year	(142,939)	(855,918)	(8,097)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes	34,710	18,172	301,153
Gain/(loss) on cash flow hedge accounting, net of taxes	1,051,187	752,409	1,321,758
Treasury shares acquired by subsidiary			(651,016)
Balances on December 31, 2023	19,684,838	21,816,044	23,374,389
Paid In Capital [Member]
Changes in assets and liabilities
Balances on December 31, 2022	10,240,000	10,240,000	6,040,000
Capital transactions with shareholders			4,200,000
Proposed capital increase			4,200,000
Balances on December 31, 2023	10,240,000	10,240,000	10,240,000
Capital reserve [member]
Changes in assets and liabilities
Balances on December 31, 2022	32,720	32,720	32,720
Capital transactions with shareholders
Balances on December 31, 2023	32,720	32,720	32,720
Miscellaneous other reserves [member]
Changes in assets and liabilities
Balances on December 31, 2022	8,988,442	10,092,888	5,824,350
Capital transactions with shareholders	(2,599,000)	(1,959,295)	(5,078,666)
Approval of additional dividends at the AGM held on 04/30/2023	(1,614,000)
Approval of interim dividends in RCA carried out on 11/13/2023	(985,000)
Proposed capital increase			(4,200,000)
Treasury shares acquired		(395,180)	(878,666)
Dividends		(1,564,115)
Total comprehensive income	(318,206)
Net income for the year	(318,206)
Internal changes in shareholders’ equity		854,849	9,347,204
Constitution of reserves		854,849	9,347,204
Balances on December 31, 2023	6,071,236	8,988,442	10,092,888
Retained earnings [member]
Changes in assets and liabilities
Balances on December 31, 2022
Capital transactions with shareholders		(699,211)	(2,911,424)
Dividends			(2,654,471)
Interest on equity		(700,000)	(256,953)
Others		789
Total comprehensive income		1,554,060	12,258,628
Net income for the year		1,554,060	12,258,628
Internal changes in shareholders’ equity		(854,849)	(9,347,204)
Constitution of reserves		(854,849)	(9,347,204)
Balances on December 31, 2023
Accumulated other comprehensive income [member]
Changes in assets and liabilities
Balances on December 31, 2022	228,305	(50,610)	(1,983,619)
Capital transactions with shareholders	(14,544)	42,634	827,414
Others	(6,451)
Net gain of transaction primary and secondary distribution shares of CSN Mineração			829,486
(Loss)/gain on the percentage change in investments	(8,093)	42,634	(2,072)
Total comprehensive income	942,958	236,281	1,105,595
Other comprehensive income	942,958	236,281	1,105,595
Cumulative translation adjustments for the year	(142,939)	(534,300)	(8,097)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes	34,710	18,172	301,379
Gain/(loss) on cash flow hedge accounting, net of taxes	1,051,187	752,409	1,321,690
Treasury shares acquired by subsidiary			(509,377)
Balances on December 31, 2023	1,156,719	228,305	(50,610)
Equity attributable to owners of parent [member]
Changes in assets and liabilities
Balances on December 31, 2022	19,489,467	20,314,998	9,913,451
Capital transactions with shareholders	(2,613,544)	(2,615,872)	(2,962,676)
Approval of additional dividends at the AGM held on 04/30/2023	(1,614,000)
Approval of interim dividends in RCA carried out on 11/13/2023	(985,000)
Treasury shares acquired		(395,180)	(878,666)
Dividends		(1,564,115)	(2,654,471)
Interest on equity		(700,000)	(256,953)
Others	(6,451)	789
Net gain of transaction primary and secondary distribution shares of CSN Mineração			829,486
(Loss)/gain on the percentage change in investments	(8,093)	42,634	(2,072)
Total comprehensive income	624,752	1,790,341	13,364,223
Net income for the year	(318,206)	1,554,060	12,258,628
Other comprehensive income	942,958	236,281	1,105,595
Cumulative translation adjustments for the year	(142,939)	(534,300)	(8,097)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes	34,710	18,172	301,379
Gain/(loss) on cash flow hedge accounting, net of taxes	1,051,187	752,409	1,321,690
Treasury shares acquired by subsidiary			(509,377)
Balances on December 31, 2023	17,500,675	19,489,467	20,314,998
Non-controlling interests [member]
Changes in assets and liabilities
Balances on December 31, 2022	2,326,577	3,059,391	1,338,054
Capital transactions with shareholders	(863,425)	(1,024,834)	526,141
Approval of additional dividends at the AGM held on 04/30/2023	(718,103)
Proposed capital increase			294,900
Treasury shares acquired		(1,638)
Dividends		(867,399)	(598,095)
Interest on equity	(144,694)	(155,788)	(95,895)
Others	(472)	(9)
Net gain of transaction primary and secondary distribution shares of CSN Mineração			923,159
(Loss)/gain on the percentage change in investments			2,072
Total comprehensive income	720,855	292,020	1,195,196
Net income for the year	720,855	613,638	1,336,993
Other comprehensive income		(321,618)	(141,797)
Cumulative translation adjustments for the year		(321,618)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes			(226)
Gain/(loss) on cash flow hedge accounting, net of taxes			68
Treasury shares acquired by subsidiary			(141,639)
Balances on December 31, 2023	R$ 2,184,163	R$ 2,326,577	R$ 3,059,391